Revenue from contracts with customers and trade receivables	12 Months Ended
Mar. 31, 2020
Revenue [abstract]
Revenue from contracts with customers and trade receivables
21.
Revenue from contracts with customers and trade receivables

Revenue from contracts with customers:

	For the Year Ended March 31,
	2020		2019		2018
Sales (1)	Rs.	163,574	Rs.	148,706	Rs.	138,022
Service income		2,409		2,129		1,534
License fees (2)(3)		8,617		3,016		2,472
	Rs.	174,600	Rs.	153,851	Rs.	142,028
Excise duty included in revenues (1)	Rs.	-	Rs.	-	Rs.	173

(1)	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “
Revenue from Contracts with Customers
”, revenues are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.

(2)	During the year ended March 31, 2020, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC for the sale of its U.S. and select territory rights for ZEMBRACE
®
SYMTOUCH
®
(sumatriptan injection) 3 mg and TOSYMRA
®
(sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which formed part of its Proprietary Products segment. License fees includes an amount of Rs.7,486 (U.S.$108.7) towards the aforesaid sale transaction. Refer to Note 37 of these consolidated financial statements for further details.

(3)	License fees for the years ended March 31, 2019 and March 31, 2018 primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 36 of these consolidated financial statements for further details.

Analysis of revenues by segments:

	For the Year Ended March 31,
Segment	2020		2018		2017
Global Generics	Rs.	138,123	Rs.	122,903	Rs.	114,014
PSAI		25,747		24,140		21,992
Proprietary products		7,949		4,750		4,245
Others		2,781		2,058		1,777
	Rs.	174,600	Rs.	153,851	Rs.	142,028

Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2020		2019		2018
Nervous System	Rs.	26,825	Rs.	19,726	Rs.	17,347
Gastrointestinal		19,394		19,250		19,153
Oncology		18,245		18,357		16,999
Cardiovascular		14,729		15,106		16,501
Pain Management		13,808		13,806		12,898
Respiratory		10,433		8,130		6,205
Anti-Infective		9,402		7,073		6,557
Others		25,287		21,455		18,354
Total	Rs.	138,123	Rs.	122,903	Rs.	114,014

Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2020		2019		2018
Cardiovascular	Rs.	8,567	Rs.	7,019	Rs.	6,191
Pain Management		5,073		3,364		3,228
Nervous System		2,797		2,741		2,331
Oncology		1,798		2,212		1,650
Dermatology		1,370		1,622		1,606
Anti-Infective		1,097		1,247		1,968
Others		5,045		5,935		5,018
Total	Rs.	25,747	Rs.	24,140	Rs.	21,992

Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2020		2019		2018
India	Rs.	32,089	Rs.	28,804	Rs.	25,209
United States		76,028		69,299		68,124
Russia		16,900		15,299		12,610
Others		49,583		40,449		36,085
	Rs.	174,600	Rs.	153,851	Rs.	142,028

Information about major customers

Revenues from two customers of the Company's Global Generics segment were Rs.14,164 and Rs.9,267, representing approximately 8% and 5%, respectively, of the Company’s total revenues for the year ended March 31, 2020.

Revenues from two customers of the Company's Global Generics segment were Rs.10,639 and Rs.10,024, each representing approximately 7% of the Company’s total revenues for the year ended March 31, 2019.

Revenues from two customers of the Company's Global Generics segment were Rs.13,486 and Rs.10,755, representing approximately 9% and 8%, respectively, of the Company’s total revenues for the year ended March 31, 2018.

Details of significant gross to net adjustments relating to Company’s North America Generics business (amounts in U.S.$ millions)

A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2018, 2019 and 2020 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability
	(All values in U.S.$ millions)
Beginning Balance: April 1, 2017	191	186	13	36
Current provisions relating to sales during the year (1)	1,750	630	18	22
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,771)	(655)	(19)	(30)
Ending Balance: March 31, 2018	170	161	12	28

Beginning Balance: April 1, 2018	170	161	12	28
Current provisions relating to sales during the year (2)	1,415	461	18	29
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,457)	(530)	(19)	(27)
Ending Balance: March 31, 2019	128	92	11	30

Beginning Balance: April 1, 2019	128	92	11	30
Current provisions relating to sales during the year (3)	1,468	319	20	21
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,440)	(331)	(20)	(27)
Ending Balance: March 31, 2020	156	80	11	24

*	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.3 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.

(1)	Chargebacks and rebates provisions for the year ended March 31, 2018 and payments for the year ended March 31, 2018 were each lower as compared to the year ended March 31, 2017, primarily as a result of lower pricing rates per unit for chargebacks, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, and due to certain product mix changes.

(2)	Chargebacks and rebates provisions for the year ended March 31, 2019 and payments for the year ended March 31, 2019 were each lower as compared to the year ended March 31, 2018, primarily as a result of lower pricing rates per unit for chargebacks, and due to a reduction in the invoice price to wholesalers for certain of the Company’s products.

(3)	Chargebacks provisions for the year ended March 31, 2020 were higher compared to the year ended March 31, 2019, primarily as a result of higher sales volumes, which were partially offset due to a lower pricing rates per unit for chargebacks. Such lower pricing was primarily on account of a reduction in the invoice price to wholesalers for certain of the Company’s products. The chargebacks payments for the year ended March 31, 2020 were lower compared to the year ended March 31, 2019, primarily as a result of higher pending chargebacks claims at March 31, 2020 as compared to March 31, 2019. The rebates provisions and the payments for the year ended March 31, 2020 were each lower as compared to the year ended March 31, 2019, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, which were partially offset by higher sales volumes during the year ended March 31, 2020 as compared to the year ended March 31, 2019.

The Company’s overall refund liability as at March 31, 2020 relating to its North America Generics business was U.S.$24, as compared to a liability of U.S.$30 as at March 31, 2019. This decrease in the Company’s liability was primarily attributable to a lower refund liability allowance for the year ended March 31, 2020 as compared to the year ended March 31, 2019. Such allowance change was primarily due to certain product mix changes and recent trends in actual sales returns, together with the Company’s historical experience and also the price reduction for certain products resulting into lower refund liability to be carried.

The estimates of “gross-to-net” adjustments for the Company’s operations in India and other countries outside of the United States relate mainly to refund liability in all such operations, and certain rebates to healthcare insurance providers are specific to the Company’s German operations. The pattern of such refund liability is generally consistent with the Company’s gross sales. In Germany, the rebates to healthcare insurance providers mentioned above are contractually fixed in nature and do not involve significant estimations by the Company.

Details of refund liabilities:

	For the Year Ended March 31,
	2020		2019
Balance at the beginning of the year	Rs.	3,581	Rs.	3,210
Provision made during the year, net of reversals		2,675		3,592
Provision used during the year		(3,224)		(3,324)
Effect of changes in foreign exchange rates		220		103
Balance at the closing of the year	Rs.	3,252	Rs.	3,581
Current	Rs.	3,252	Rs.	3,581
Non-current		-		-

Details of contract asset:

As mentioned in the accounting policies for refund liability set forth in Note 3.l. of these consolidated financial statements, the Company recognizes an asset (i.e., the right to the returned goods), which is included in inventories, for the products expected to be returned. The Company initially measures this asset at the former carrying amount of the inventory, less any expected costs to recover the goods, including any potential decreases in the value of the returned goods. Along with re-measuring the refund liability at the end of each reporting period, the Company updates the measurement of the asset recorded for any revisions to its expected level of returns, as well as any additional decreases in the value of the returned products.

As on March 31, 2020 and 2019, the Company had Rs.23 and Rs.16, respectively, as contract assets representing the right to returned goods.

Details of deferred revenue:

Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2020 and 2019.

	For the Year Ended March 31,
	2020		2019
Balance as at April 1	Rs.	2,592	Rs.	3,319
Revenue recognized during the year		(1,250)		(815)
Milestone payment received during the year		1,856		88
Balance as at March 31	Rs.	3,198	Rs.	2,592
Current		1,242		590
Non-current		1,956		2,002

Details of contract liabilities

		As at March 31,
		2020		2019
Advance from customers	Rs.	668	Rs.	761
	Rs.	668	Rs.	761